Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Finance lease interest income	$ 1,027	$ 1,282	$ 1,592
Total operating revenues	1,027	1,282	1,592
Operating expenses
Administrative expenses	(125)	(104)	(119)
Total operating expenses	(125)	(104)	(119)
Net operating income	902	1,178	1,473
Other income (expenses)
Interest income	1	1	8
Interest expense	(1,081)	(1,335)	(1,589)
Amortization of deferred charges	(24)	(24)	(24)
Total other expenses	(1,104)	(1,358)	(1,605)
Net loss	(202)	(180)	(132)
Retained earnings at the start of the year	868	1,048	1,180
Retained earnings at the end of the year	$ 666	$ 868	$ 1,048